LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
LEASES

8. LEASES

The Company has operating leases for office space and manufacturing locations. The Company’s leases have weighted average remaining lease terms of 1.3 years to 3.3 years, some of which may include options to extend the leases perpetually, and some of which may include options to terminate the leases within one year.

The following table provides a summary of leases by balance sheet category as of September 30, 2022:

September 30, 2022
Operating right-of-use assets	$1,786,000
Operating lease liability – current	546,000
Operating lease liability – non-current	1,396,000

The components of lease expenses for the periods ended September 30, 2022 were as follows:

	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Operating lease cost	$162,000	$486,000
Short-term lease cost	-	-
Variable lease cost	-	-

The following tables provides a summary of other information related to leases for the nine months ended September 30, 2022:

September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$350,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-
Weighted-average remaining lease term – operating leases	3.1 years
Weighted-average discount rate – operating leases	8%

Payments due by period of lease liabilities under the Company’s non-cancellable operating leases as of September 30, 2022, were as follows:

2022 (remaining)	$167,000
2023	682,000
2024	693,000
2025	609,000
2026	51,000
2027	-
Total lease payments	2,202,000
Less interest	(260,000)
Present value of lease liabilities	$1,942,000

T U R N O N G R E E N I N C [Member]
LEASES

8. LEASES

The Company has operating leases for office space and manufacturing locations. The Company’s only long term lease has a remaining lease term of 2 years.

The following table provides a summary of leases by balance sheet category as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Operating right-of-use assets	$244,000	$312,000
Operating lease liability - current	73,000	64,000
Operating lease liability - non-current	191,000	264,000

The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows:

	December 31, 2021	December 31, 2020
Operating lease cost	$98,000	$41,000
Short-term lease cost	-	-
Variable lease cost	-	-

The following tables provides a summary of other information related to leases for the year ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$93,000	$25,000
Right-of-use assets obtained in exchange for new operating lease liabilities	-	-
Weighted-average remaining lease term – operating leases	2.9 years	3.1 years
Weighted-average discount rate – operating leases	10%	10%

Maturity of lease liabilities under the Company’s non-cancellable operating leases as of December 31, 2021, are as follows:

Payments due by period
2022	$96,000
2023	109,000
2024	102,000
Total lease payments	307,000
Less interest	(43,000)
Present value of lease liabilities	$264,000